T. ROWE PRICE Retirement 2045 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 2 .8%
T. Rowe Price Funds:
New Income Fund  177,096 60,038 16,731 28,111,060 225,451
U.S. Treasury Long-Term Index
Fund  120,421 31,123 12,811 19,369,514 144,303
International Bond Fund (USD
Hedged)  54,022 21,762 5,258 8,424,857 72,033
Dynamic Global Bond Fund  36,464 10,930 3,351 5,741,322 45,069
Limited Duration Inflation Focused
Bond Fund  37,405 4,141 39,168 419,855 1,969
Total Bond Mutual Funds (Cost $ 541,478 ) 488,825
EQUITY MUTUAL FUNDS 96 .5%
T. Rowe Price Funds:
Value Fund  2,591,114 293,794 182,543 56,960,257 2,703,334
Growth Stock Fund  2,458,834 214,441 277,170 23,340,539 2,479,232
Equity Index 500 Fund  1,697,213 43,408 127,145 11,288,277 1,770,115
U.S. Large-Cap Core Fund  1,716,441 156,289 106,430 42,177,568 1,762,600
Overseas Stock Fund  1,291,265 137,102 54,290 102,308,717 1,371,960
International Value Equity Fund  1,255,756 84,234 57,309 71,792,535 1,331,034
International Stock Fund  1,100,104 91,261 51,730 56,966,447 1,170,660
Real Assets Fund  1,040,569 103,949 63,688 73,103,648 1,073,893
Mid-Cap Growth Fund  606,133 87,623 55,303 6,054,554 600,854
Mid-Cap Value Fund  578,498 91,925 51,681 17,974,918 583,466
Emerging Markets Discovery Stock
Fund  462,804 30,946 23,090 33,755,056 477,972
Emerging Markets Stock Fund  349,585 76,825 17,047 12,051,624 408,188
Small-Cap Value Fund  343,023 42,041 22,784 6,743,478 355,246
Small-Cap Stock Fund  364,612 63,662 93,034 5,575,406 314,955
New Horizons Fund (2) 245,334 19,419 19,733 4,411,048 246,754
Total Equity Mutual Funds (Cost $ 12,632,468 ) 16,650,263
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,968 194,925 194,685 21,998 2,137
Total Other Mutual Funds (Cost $ 2,201 ) 2,137
SHORT-TERM INVESTMENTS 0 .7%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 177,818 389,589 466,805 100,601,711 100,602

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 20,000,000 19,964
Total Short-Term Investments (Cost $ 120,562 ) 120,566
Total Investments in Securities 100.0%
(Cost $13,296,709) $ 17,261,791
Other Assets Less Liabilities (0.0)% (8,541)
Net Assets 100.0% $ 17,253,250
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 17 MSCI EAFE Index contracts 3/25 (2,065) $ 6
Short, 234 Russell 2000 E-Mini Index contracts 3/25 (25,334) 2,594
Short, 148 S&P 500 E-Mini Index contracts 3/25 (44,128) 989
Net payments (receipts) of variation margin to date (4,480)
Variation margin receivable (payable) on open futures contracts $ (891)

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (100) $ 1,026 $ 1,129
Emerging Markets Discovery Stock Fund  2,144 7,312 19,404
Emerging Markets Stock Fund  1,221 (1,175) 7,815
Equity Index 500 Fund  56,281 156,639 18,134
Growth Stock Fund  250,814 83,127 5,090
International Bond Fund (USD Hedged)  (99) 1,507 1,769
International Stock Fund  10,042 31,025 20,643
International Value Equity Fund  9,996 48,353 42,156
Limited Duration Inflation Focused Bond Fund  1,557 (409) 214
Mid-Cap Growth Fund  62,393 (37,599) 3,933
Mid-Cap Value Fund  71,065 (35,276) 11,647
New Horizons Fund  12,072 1,734 —
New Income Fund  (861) 5,048 7,545
Overseas Stock Fund  11,985 (2,117) 42,144
Real Assets Fund  5,337 (6,937) 25,819
Small-Cap Stock Fund  55,961 (20,285) 4,921
Small-Cap Value Fund  32,383 (7,034) 5,691
Transition Fund  (2,587) (71) —
U.S. Large-Cap Core Fund  122,010 (3,700) 20,409
U.S. Treasury Long-Term Index Fund  (2,245) 5,570 4,010
Value Fund  206,478 969 45,885
U.S. Treasury Money Fund, 4.44% — — 4,900
Totals $ 905,847 # $ 227,707 $ 293,258 +
#
Capital gain distributions from underlying Price funds represented $651,367 of the net realized gain (loss).
+
Investment income comprised $293,258 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2045 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2045 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 488,825 $ — $ — $ 488,825
Equity Mutual Funds 16,650,263 — — 16,650,263
Other Mutual Funds 2,137 — — 2,137
Short-Term Investments 100,602 19,964 — 120,566
Total Securities 17,241,827 19,964 — 17,261,791
Futures Contracts* 3,589 — — 3,589
Total $ 17,245,416 $ 19,964 $ — $ 17,265,380
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2045 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F159-054Q3 02/25